Trade and Other Payables	12 Months Ended
Jun. 30, 2024
Trade And Other Payables
Trade and Other Payables

Note 12. Trade and Other Payables

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Trade and Other Payables	1,804,042	2,414,485

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024